PowerShares DWA Momentum & Low Volatility Rotation Portfolio
PowerShares DWA Momentum & Low Volatility Rotation Portfolio Summary Information
Investment Objective
The PowerShares DWA Momentum & Low Volatility Rotation Portfolio (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright® Multi-Factor Global Equity Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares DWA Momentum & Low Volatility Rotation Portfolio PowerShares DWA Momentum & Low Volatility Rotation Portfolio
Management Fees	0.15%
Other Expenses	none
Acquired Fund Fees and Expenses	0.53%	[1]
Total Annual Fund Operating Expenses	0.68%
[1]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including the PowerShares ETFs (as defined herein). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund’s assets. These expenses are based on the total expense ratio of the underlying PowerShares ETFs disclosed in each PowerShares ETF’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
PowerShares DWA Momentum & Low Volatility Rotation Portfolio | PowerShares DWA Momentum & Low Volatility Rotation Portfolio | USD ($)	69	218	379	847

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index. The Fund is a “fund of funds,” meaning that it invests its assets in the shares of other exchange-traded funds (“ETFs”), rather than in securities of individual companies. The Underlying Index includes other ETFs that are advised by the Fund’s adviser or its affiliates (the “PowerShares ETFs”), as well as 1- to 6-month U.S. Treasury Bills. The Fund and the PowerShares ETFs are part of the same group of investment companies.

Strictly in accordance with its guidelines and mandated procedures, Dorsey, Wright & Associates, LLC (the “Index Provider” or “Dorsey Wright”) compiles, maintains and calculates the Underlying Index, which, at any given time, is composed of up to eight PowerShares ETFs that invest in either domestic or international equity securities, and that employ either a “momentum” or a “low volatility” investment strategy.

The PowerShares ETFs are first divided into two groups: one composed of four ETFs that represents investments in the U.S. domestic equity market—the PowerShares DWA Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio and PowerShares S&P SmallCap Low Volatility Portfolio (the "Underlying Domestic Equity ETFs")—and one composed of four ETFs that represents investments in international equity markets—the PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares DWA Developed Markets Momentum Portfolio and PowerShares DWA Emerging Markets Momentum Portfolio (the "Underlying International Equity ETFs").

Next, the PowerShares ETFs are divided into two groups that use either a momentum or low volatility investment strategy. Dorsey Wright maintains the underlying indexes of the four PowerShares ETFs that employ a momentum strategy (i.e., those PowerShares ETFs listed above with “DWA” in their name). A “momentum” investment style emphasizes investing in securities that recently have had better relative performance compared to other securities. S&P Dow Jones Indices LLC (“S&P”) maintains the underlying indices of the four PowerShares ETFs that employ a low volatility strategy (i.e., those PowerShares ETFs listed above with “S&P” in their name). A low volatility investment style emphasizes investing in securities with the least asset price fluctuations (i.e., increases or decreases in a stock’s price) over time.

The Underlying Index seeks to gain exposure to the equity market (i.e., domestic or international) that displays the strongest relative strength at any given time. "Relative strength" is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as by comparing the amount of increase of the security’s price to that of a reference point, such as a benchmark index, another security or the market as a whole. If a security outperforms (i.e., its price increases in an amount greater than) a given reference point, that security is said to be relatively stronger—that is, it displays stronger "relative strength"—than the index, security or market segment against which it is compared.

The Index Provider compares the relative strength of (i) U.S. equities, (ii) international equities, and (iii) cash to one another and, at each rebalance, weights the components of the Underlying Index to emphasize those PowerShares ETFs (or Treasury Bills) that the Index Provider believes offer the greatest potential for outperformance.

Specifically, using its proprietary methodology, each month the Index Provider calculates the relative strength of each of the U.S. and international equity markets and allocates approximately 70% of the weight of the Underlying Index to eligible PowerShares ETFs that invest in the equity market with greater relative strength and allocates the remaining 30% to the eligible PowerShares ETFs that invest in the equity market with lesser relative strength. For example, if the U.S. equity market has better relative strength than the international equity markets, 70% of the Underlying Index’s weight will be allocated to the Underlying Domestic Equity ETFs and the remaining 30% will be allocated to the Underlying International Equity ETFs. (More information about the specific countries in which the Underlying International Equity ETFs invest, including the methodology used by the index provider to the indices of those ETFs to classify certain countries’ economies as “developed” or “emerging,” is contained in each Underlying International Equity ETF’s prospectus.)

However, during periods when one or both of these equity markets do not demonstrate sufficient relative strength compared to cash (i.e., when the U.S. and/or international equity markets are out of favor when compared to a cash proxy), the Underlying Index may allocate that portion of its weight to cash, as represented by 1- to 6-month U.S. Treasury Bills. For example, if cash has greater relative strength than one, (but not both) of the two equity markets, the Underlying Index will be comprised 70% of the Underlying Equity ETFs from the stronger equity market and 30% of Treasury Bills (with no allocation to the weaker equity market). During periods when equity securities as a whole are out of favor (i.e., when cash’s relative strength outranks both the U.S. and international equity markets), the Underlying Index may hold a 100% cash position.

Once the Index Provider has determined the weightings among U.S. equities, international equities, and cash as described above, it subdivides those allocations between “momentum strategy” PowerShares ETFs and “low volatility strategy” PowerShares ETFs, depending on the relative strength of U.S. and International equities compared to other asset classes, such as fixed income securities, currencies, and commodities. The Index Provider begins this process by ranking the relative strength of all six asset classes (U.S. equities, international equities, fixed income securities, currencies, commodities and cash). If the U.S. equity market’s relative strength ranks first or second among the six asset classes, 70% of the U.S. equity market’s portion of the Underlying Index is composed of the two Underlying Domestic Equity ETFs that use a momentum strategy (PowerShares DWA Momentum Portfolio and PowerShares DWA SmallCap Momentum Portfolio) and the remaining 30% of the U.S. equity market’s portion of the Underlying Index is composed of the two Underlying Domestic Equity ETFs that use a low volatility strategy (PowerShares S&P 500® Low Volatility Portfolio and PowerShares S&P SmallCap Low Volatility Portfolio). The same is true for the international equity market: if its relative strength ranks first or second among the six asset classes, the two Underlying International Equity ETFs that use a momentum strategy will account for 70% of the international equities portion of the Underlying Index and the two Underlying International Equity ETFs that use a low volatility strategy will account for the remaining 30% of that portion. The opposite (i.e., a 70% allocation to low volatility and a 30% allocation to momentum) will occur within the U.S. or international asset class if their respective relative strength ranking is third, fourth, fifth or sixth among all asset classes.

The Index Provider evaluates the Underlying Index constituents each month to determine whether, based on potential changes in relative strength of the markets, any change to the composition of, or component weightings within, the Underlying Index is necessary.

The Fund generally invests in all of the components of the Underlying Index in proportion to their weightings in the Underlying Index. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Principal Risks of Investing in the Fund
The following summarizes the principal risks (either directly or through its investments in the PowerShares ETFs) of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Fund of Funds Risk. Because it invests primarily in other funds, the Fund’s investment performance largely depends on the investment performance of those underlying PowerShares ETFs. An investment in the Fund is subject to the risks associated with the PowerShares ETFs that comprise the Underlying Index. There is a risk that the Index Provider’s evaluations and assumptions regarding the asset classes represented by the constituent PowerShares ETFs at any given time may be incorrect based on actual market conditions. In addition, at times, certain of the segments of the market represented by constituent PowerShares ETFs in the Underlying Index may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the PowerShares ETFs in which it invests (including operating expenses and management fees), in addition to the fees and expenses it already will pay to the Adviser.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks held by a constituent PowerShares ETF, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that a PowerShares ETF holds, which in turn will negatively affect the Fund. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in certain PowerShares ETFs, each of which, in turn, may be concentrated in securities of issuers in a single industry or sector. To the extent that the underlying PowerShares ETFs are concentrated in an industry or sector, the Fund also will concentrate its investments in those PowerShares ETFs to approximately the same extent. By so doing, the Fund may face more risks than if it were diversified broadly over numerous securities across multiple industries or sectors. Such industry- or sector-based risks, any of which may adversely affect the companies in which the underlying PowerShares ETFs invest, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Foreign Investment Risk. The Underlying International Equity ETFs’ investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. These PowerShares ETFs may invest in securities denominated in foreign currencies; therefore, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.

Currency Risk. Because the net asset value (“NAV”) of each Underlying International Equity ETF is determined in U.S. dollars, those ETFs’ NAVs could decline if the currency of a non-U.S. market in which those ETFs invest depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact to an Underlying International Equity ETF. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Momentum Investing Risk. Certain PowerShares ETFs follow indices that select constituent securities based on a “momentum” style of investing. In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a momentum style of investing therefore emphasizes investing in securities that have had better recent performance compared to other securities. The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of an underlying PowerShares ETF may suffer.

Portfolio Turnover Risk. Certain PowerShares ETFs may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective underlying indices. A portfolio turnover rate of 200%, for example, is equivalent to a fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs to an underlying PowerShares ETF, which could lower the value of the Fund’s investment in that fund.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which an Underlying International Equity ETF invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact both the PowerShares ETF and the Fund.

Asia Pacific Investment Risk. The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. Due to heavy reliance on international trade, a decrease in demand (due to recession or otherwise in the United States, Europe or Asia) would adversely affect economic performance in the region.

Australasian Investment Risk. The economies of Australasia, which include Australia and New Zealand, are dependent on exports from the energy, agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australasian economies are also increasingly dependent on their growing service industries.

Central and South American Investment Risk. High interest rates, inflation, government defaults and unemployment rates characterize the economies in some Central and South American countries. Currency devaluations in any Central and South American country can have a significant effect on the entire region. Commodities represent a significant percentage of the economies of Central and South American countries, which as a result can experience significant volatility.

European Investment Risk. The Economic and Monetary Union of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the United Kingdom (UK) which has announced its intention to exit, would place its currency and banking system in jeopardy. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.

North American Economic Risk. A decrease in imports or exports, changes in trade regulations or an economic recession in any North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which the Fund invests. Policy and legislative changes in one country may have a significant effect on North American markets generally, as well as on the value of certain securities held by Underlying International Equity ETFs that invest in this region.

U.S. Government Securities Risk. The Fund may invest in Treasury Bills of up to 180 days in duration, which are obligations issued or guaranteed by the U.S. Treasury. U.S. Treasury securities are backed by the “full faith and credit” of the United States; however, the U.S. Government does not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

Market Risk. Securities held by the PowerShares ETFs are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the shares of the PowerShares ETFs.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), the Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, as well as a proportionate amount of the operating expenses of the PowerShares ETFs. The Fund also incurs costs in buying and selling shares of PowerShares ETFs, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily invest in, or exit a position in, a PowerShares ETF unless that PowerShares ETF is added or removed, respectively, from the Underlying Index, even if that PowerShares ETF generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security in a PowerShares ETF may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The table provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.powershares.com.
Annual Total Returns—Calendar Year

Best Quarter	Worst Quarter
6.46% (3rd Quarter 2017)	4.45% (4th Quarter 2017)

Average Annual Total Returns for the Periods Ended December 31, 2017
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns - PowerShares DWA Momentum & Low Volatility Rotation Portfolio	1 Year	Since Inception	Inception Date
PowerShares DWA Momentum & Low Volatility Rotation Portfolio	22.53%	15.55%	Jul. 14, 2016
PowerShares DWA Momentum & Low Volatility Rotation Portfolio | Return After Taxes on Distributions	22.24%	15.22%	Jul. 14, 2016
PowerShares DWA Momentum & Low Volatility Rotation Portfolio | Return After Taxes on Distributions and Sale of Fund Shares	12.98%	11.91%	Jul. 14, 2016
Dorsey Wright® Multi-Factor Global Equity Index (reflects no deduction for fees, expenses or taxes)	22.64%	15.69%	Jul. 14, 2016
MSCI All Country World® Index (NET) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	23.97%	18.42%	Jul. 14, 2016